UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 5.79%, 9/25/46(a)	USD	2,350	$1,915,144
Series 2005-17, Class 1AF2, 5.36%, 5/25/36(a)		2,001	1,567,807
Series 2007-4, Class A1A, 0.46%, 2/25/27(a)		794	769,913
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,032	961,898
Series 2007-12, Class 2A1, 0.58%, 5/25/29(a)		2,152	1,991,186
Morgan Stanley Structured Trust, Series 2007-1, Class A1,
0.31%, 6/25/37(a)		1,411	1,090,411
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1,
0.35%, 7/25/29(a)		218	212,024
SLC Student Loan Trust, Series 2006-A, Class A4,
0.37%, 10/15/15(a)		1,026	1,005,247
Structured Asset Securities Corp., Series 2007-BC4, Class A3,
0.48%, 11/25/37(a)		1,113	1,040,462

Total Asset-Backed Securities – 3.5%			10,554,092

Common Stocks	Shares
Media – 0.0%
HMH Holdings(b)		52,852	105,704

Corporate Bonds	Par (000)
Advertising – 0.2%
Affinion Group, Inc.,
7.88%, 12/15/18	USD	910	700,700

Aerospace & Defense – 0.6%
Sequa Corp.,
11.75%, 12/01/15(c)		1,620	1,701,000

Airlines – 1.7%
American Airlines, Inc.,
10.50%, 10/15/12		2,000	2,022,500
Continental Airlines, Inc.,
6.75%, 9/15/15(c)		900	864,000
U.S. Airways, Series 2011-1, Class C Pass Through Trust,
10.88%, 10/22/14		800	780,000
United Air Lines, Inc.,
12.75%, 7/15/12		1,473	1,535,728

			5,202,228

Commercial Banks – 2.7%
HSBC Bank USA, N.A.,
4.63%, 4/01/14		5,000	5,119,990
Regions Financial Corp.,
6.38%, 5/15/12		2,820	2,848,200

			7,968,190

Diversified Financial Services – 4.8%
Ally Financial, Inc.,
4.50%, 2/11/14		1,600	1,464,000
The Bear Stearns Cos. LLC,
6.95%, 8/10/12		5,000	5,245,845
BP Capital Markets Plc,
5.25%, 11/07/13		7,000	7,537,145

			14,246,990

Diversified Telecommunication Services – 0.4%
Qwest Corp.:
8.88%, 3/15/12		610	630,588
8.38%, 5/01/16		500	548,750

			1,179,338

Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International,
13.00%, 11/15/13		1,615	1,841,100

Household Durables – 0.6%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		1,800	1,822,500

Insurance – 1.8%
Metropolitan Life Global Funding I,
5.13%, 4/10/13(c)		5,000	5,248,090

Media – 5.1%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		1,975	2,251,500
COX Communications, Inc.,
7.13%, 10/01/12		5,000	5,296,445
Thomson Reuters Corp.,
5.95%, 7/15/13		2,000	2,160,876
Time Warner Cable, Inc.,
5.40%, 7/02/12		5,000	5,160,785
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(c)		500	500,000

			15,369,606

Metals & Mining – 0.3%
Steel Dynamics, Inc.,
7.38%, 11/01/12		1,000	1,022,500

Multi-Utilities – 2.7%
Dominion Resources, Inc.,
8.88%, 1/15/19		2,000	2,665,762
Potomac Electric Power Co.,
4.65%, 4/15/14		5,000	5,410,990

			8,076,752

Oil, Gas & Consumable Fuels – 2.0%
Arch Coal, Inc.,
7.25%, 10/01/20		533	511,680
Chesapeake Energy Corp.,
7.63%, 7/15/13		1,325	1,387,937
Enbridge Energy Partners LP,
9.88%, 3/01/19		3,000	3,977,235

			5,876,852

Paper & Forest Products – 0.3%
NewPage Corp.,
11.38%, 12/31/14(d)		1,300	965,250

Textiles, Apparel & Luxury Goods – 0.5%
PVH Corp.,
7.38%, 5/15/20		1,360	1,417,800

Trust Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also Known As	GBP	British Pound
	EUR	Euro	GO	General Obligation
	FKA	Formerly Known As	USD	US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services – 2.1%
Alltel Corp.,
7.00%, 7/01/12	USD	5,000	$5,220,040
Cricket Communications, Inc.,
7.75%, 5/15/16		1,000	1,003,750

			6,223,790

Total Corporate Bonds – 26.4%			78,862,686

Floating Rate Loan Interests(a)
Aerospace & Defense – 0.5%
Sequa Corp., Term Loan,
3.48% - 3.50%, 12/03/14		1,500	1,409,250

Auto Components – 0.6%
Allison Transmission, Inc., Term Loan,
2.98%, 8/07/14		1,461	1,375,008
The Goodyear Tire & Rubber Co., Loan (Second Lien),
1.94%, 4/30/14		450	433,688

			1,808,696

Chemicals – 0.3%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien),
3.49% - 3.51%, 7/30/14		1,090	992,410

Commercial Services & Supplies – 0.6%
Ceridian Corp., U.S. Term Loan,
3.24%, 11/09/14		984	850,481
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/15/18		980	872,884

			1,723,365

Diversified Consumer Services – 0.3%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.23%, 11/14/14		733	625,686
Term Loan, 3.23% - 3.30%, 11/14/14		486	414,896

			1,040,582

Diversified Financial Services – 0.3%
Nuveen Investments, Inc., Non-Extended First-Lien Term Loan,
3.25% - 3.37%, 11/13/14		1,000	912,500

Diversified Telecommunication Services – 0.5%
Level 3 Financing, Inc., Tranche A Term Loan,
2.49% - 2.50%, 3/13/14		1,500	1,396,500

Food & Staples Retailing – 0.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1,
3.62%, 7/06/15	GBP	1,000	1,353,985

Health Care Equipment & Supplies – 0.3%
DJO Finance, LLC (ReAble Therapeutics Finance, LLC), Term Loan,
3.24%, 5/20/14	USD	901	848,750

Health Care Providers & Services – 0.1%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.82%, 1/25/17		156	141,725
Non-Extended Delayed Draw Term Loan, 2.57%, 7/25/14		16	14,927
Non-Extended Term Loan, 2.57%, 7/25/14		311	290,502

			447,154

Hotels, Restaurants & Leisure – 0.5%
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-2 Loan,
3.23% - 3.25%, 1/28/15		1,219	1,012,891
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan,
4.00%, 8/17/17		465	451,264

			1,464,155

Media – 1.5%
Cengage Learning Acquisitions, Inc. (Thompson Learning), Tranche 1 Incremental Term Loan,
7.50%, 7/03/14		975	924,852
Charter Communications Operating LLC, Term C Loan,
3.62%, 9/06/16		433	417,797
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
6.23%, 6/12/14		606	440,634
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		650	667,063
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.23%, 8/09/13		28	27,104
Class B Dollar Term Loan, 3.98%, 5/02/16		1,102	1,060,697
Class C Dollar Term Loan, 3.48%, 5/02/16		488	467,787
UPC Financing Partnership, Facility U,
5.35%, 12/31/17	EUR	300	364,903

			4,370,837

Oil, Gas & Consumable Fuels – 0.2%
Texas Competitive Electric Holdings Company, LLC, 2014 Term Loan (Non-Extending),
3.73% - 3.77%, 10/10/14	USD	868	610,422

Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Tranche A-1 Loan,
5.00%, 6/28/13		378	364,545

Real Estate Management & Development – 0.4%
Realogy Corp.:
Non-Extended FL Term Loan, 3.27%, 10/10/13		1,107	993,186
Non-Extended Synthetic Commitment, 0.09% - 3.15%, 10/10/13		139	125,097

			1,118,283

Software – 0.1%
First Data Corp., Non-Extending B-2 Term Loan,
2.98%, 9/24/14		443	383,875

Total Floating Rate Loan Interests – 6.8%			20,245,309

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 18.2%
Adjustable Rate Mortgage Trust:
Series 2005-5, Class 5A21, 2.89%, 9/25/35(a)	USD	3,193	$2,216,972
Series 2007-1, Class 3A21, 5.69%, 3/25/37(a)		1,191	1,039,453
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 2.95%, 11/20/34(a)		3,091	2,427,575
Series 2006-E, Class 2A1, 2.88%, 6/20/36(a)		3,906	2,612,837
Series 2007-A, Class 2A1, 0.39%, 2/20/47(a)		1,753	1,210,122
BCAP LLC Trust, Series 2010-RR11, Class 4A1,
5.54%, 3/27/47(a)(c)		1,758	1,582,167
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1,
2.47%, 8/25/35(a)		10,648	5,696,435
Bear Stearns Alt-A Trust:
Series 2005-4, Class 21A1, 2.67%, 5/25/35(a)		4,741	2,700,666
Series 2005-7, Class 24A1, 5.40%, 9/25/35(a)		10,258	6,484,216
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1,
2.92%, 12/25/35(a)		6,643	5,399,416
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		2,247	1,852,683
Series 2005-23CB, Class A15, 5.50%, 7/25/35		2,126	1,853,289
Series 2005-86CB, Class A8, 5.50%, 2/25/36		3,294	2,834,425
Series 2006-24CB, Class A23, 6.00%, 6/25/36		2,237	1,520,299
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-17, Class 1A1, 6.00%, 10/25/37		3,370	3,016,925
Series 2007-HY3, Class 4A1, 5.70%, 6/25/47(a)		3,887	3,237,009
Impac Commercial Mortgage-Backed Trust, Series 2004-7, Class 1A1,
0.97%, 11/25/34(a)		747	601,435
Indymac Index Mortgage Loan Trust, Series 2006-AR31, Class A3,
5.45%, 11/25/36(a)		2,557	1,926,008
JPMorgan Mortgage Trust:
Series 2006-A4, Class 4A2, 5.57%, 6/25/36(a)		192	188,899
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,963	1,830,519
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1,
0.34%, 11/25/11(a)		2,552	2,539,339
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2,
2.66%, 9/25/36(a)		2,323	1,744,702

			54,515,391

Commercial Mortgage-Backed Securities – 33.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2,
5.80%, 7/10/12(a)		4,704	4,766,692
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2,
6.46%, 10/15/36		1,029	1,038,092
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB,
5.89%, 2/10/17(a)		5,000	5,313,730
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB,
5.28%, 12/11/49		9,000	9,398,889
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB,
6.01%, 1/10/17(a)		10,000	10,720,230
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 7/10/12		562	565,114
Series 2007-GG11, Class A2, 5.60%, 7/10/13		5,000	5,140,185
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38(a)		3,582	3,626,400
Series 2006-GG6, Class AAB, 5.59%, 9/10/15(a)		4,878	5,142,385
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 9/12/15(a)		9,185	9,703,856
Series 2007-LD11, Class A2, 5.99%, 7/15/12(a)		6,997	7,102,907
Series 2007-LD11, Class ASB, 6.00%, 10/15/16(a)		7,700	8,143,843
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/11		2,414	2,421,679
Series 2007-C1, Class AAB, 5.40%, 2/15/40		5,174	5,451,477
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class AAB,
5.65%, 4/15/49(a)		10,000	10,589,800
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2,
6.05%, 7/15/12(a)		9,762	9,854,292

			98,979,571

Total Non-Agency Mortgage-Backed Securities – 51.3%			153,494,962

Taxable Municipal Bonds
State of California Various Purposes GO,
5.65%, 4/01/39(a)		3,625	3,849,387
State of Illinois GO, Series 2010 MB,
3.32%, 1/01/13		3,105	3,160,083

Total Taxable Municipal Bonds – 2.3%			7,009,470

Total Long-Term Investments (Cost – $237,702,027) – 90.3%			270,272,223

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(e)(f)	31,002,476	$31,002,476

Total Short-Term Securities (Cost – $31,002,476) – 10.4%		31,002,476

Total Investments (Cost – $268,704,503*) – 100.7%		301,274,699
Liabilities in Excess of Other Assets – (0.7)%		(2,042,481)

Net Assets – 100.0%		$299,232,218

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$269,406,877

Gross unrealized appreciation	$33,986,523
Gross unrealized depreciation	(2,118,701)

Net unrealized appreciation	$31,867,822

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,109,555	24,892,921	31,002,476	$16,588

(f)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	764,500	USD	1,192,619	Citibank, N.A.	10/07/11	$(540)
USD	1,244,738	GBP	779,000	Royal Bank of Scotland Plc	10/07/11	30,050
USD	540,456	EUR	377,000	Citibank, N.A.	10/26/11	35,471
USD	1,191,473	GBP	764,500	Citibank, N.A.	1/18/12	562

Total						$65,543

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	2,300	$2,117

[1]	Not rated by S&P.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Marathon Oil Corp.	1.00%	Deutsche Bank AG	9/20/14	USD	5,000	$(103,754)
Nordstrom, Inc.	1.00%	Credit Suisse International LLC	9/20/14	USD	5,000	(229,300)
R.R. Donnelley & Sons Co.	1.00%	Citibank, N.A.	9/20/14	USD	1,000	41,004
Simon Property Group, LP	1.00%	Citibank, N.A.	9/20/14	USD	5,000	(227,670)
Staples, Inc.	1.00%	Credit Suisse International LLC	9/20/14	USD	5,000	(37,296)
Westvaco Corp.	1.00%	JPMorgan Chase	9/20/14	USD	5,000	48,708

Total						$(508,308)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2011

Schedule of Investments (concluded)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$10,554,092	–	$10,554,092
Common Stocks	–	–	$105,704	105,704
Corporate Bonds	–	78,862,686	–	78,862,686
Floating Rate Loan Interests	–	20,245,309	–	20,245,309
Non-Agency Mortgage-Backed Securities	–	151,912,795	1,582,167	153,494,962
Taxable Municipal Bonds	–	7,009,470	–	7,009,470
Short-Term Securities	$31,002,476	–	–	31,002,476

Total	$31,002,476	$268,584,352	$1,687,871	$301,274,699

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$66,083	–	$66,083
Credit contracts	–	89,712	$2,117	91,829
Liabilities:
Foreign currency exchange contracts	–	(540)	–	(540)
Credit contracts	–	(598,020)	–	(598,020)

Total	–	$(442,765)	$2,117	$(440,648)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Fixed Income Value Opportunities

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Fixed Income Value Opportunities

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Fixed Income Value Opportunities

Date: November 23, 2011